Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	SPARROW FUNDS – File Nos. 333-59877 and 811-08897
Entity Central Index Key	dei_EntityCentralIndexKey	0001066241
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2021
No Load [Member] | Sparrow Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund’s No-Load Class
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, sell and hold No-Load Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a broad range of U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength. At times, the Fund may focus its investments in the healthcare and/or technology sector.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

•	Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, climate-change and climate-related events, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Management Risk. If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and in possible losses overall for the Fund.
•	Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.
•	Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors.

Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Risk Lose Money [Text]	rr_RiskLoseMoney	the Fund’s returns will vary and you could lose money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the No-Load Class’s performance from year to year and by showing how the average annual returns of the No-Load Class shares for the 1-year, 5-year and 10-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301 or visit www.sparrowcapital.com. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 727-3301
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sparrowcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	rr_BarChartHeading	No-Load Class Annual Total Returns as of December 31st 2011 4.51% 2012 12.07% 2013 37.67% 2014 1.07% 2015 -0.73% 2016 -4.18% 2017 31.63% 2018 6.73% 2019 27.58% 2020 98.81%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund’s No-Load Class year-to-date performance as of September 30, 2021 was -6.09%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 52.36% (quarter ended June 30, 2020); and the lowest return was -25.67% (quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Fund’s No-Load Class only, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

No Load [Member] | Sparrow Growth Fund | No Load
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
Annual Return 2011	rr_AnnualReturn2011	4.51%
Annual Return 2012	rr_AnnualReturn2012	12.07%
Annual Return 2013	rr_AnnualReturn2013	37.67%
Annual Return 2014	rr_AnnualReturn2014	1.07%
Annual Return 2015	rr_AnnualReturn2015	(0.73%)
Annual Return 2016	rr_AnnualReturn2016	(4.18%)
Annual Return 2017	rr_AnnualReturn2017	31.63%
Annual Return 2018	rr_AnnualReturn2018	6.73%
Annual Return 2019	rr_AnnualReturn2019	27.58%
Annual Return 2020	rr_AnnualReturn2020	98.81%
1 Year	rr_AverageAnnualReturnYear01	98.81%
5 Years	rr_AverageAnnualReturnYear05	27.84%
10 Years	rr_AverageAnnualReturnYear10	18.64%
No Load [Member] | Sparrow Growth Fund | No Load | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	98.50%
5 Years	rr_AverageAnnualReturnYear05	26.91%
10 Years	rr_AverageAnnualReturnYear10	17.86%
No Load [Member] | Sparrow Growth Fund | No Load | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	58.73%
5 Years	rr_AverageAnnualReturnYear05	22.73%
10 Years	rr_AverageAnnualReturnYear10	15.63%
No Load [Member] | Sparrow Growth Fund | No Load | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	13.87%
Class A C [Member] | Sparrow Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, sell and hold shares of the Fund. You may qualify for sales charge discounts if you and or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional, in the section entitled “Sales Charge Reduction and Waivers” on page 13 of this prospectus, in the attached Appendix A and in the section entitled “Determination of Net Asset Value on page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund’s Class A and Class C shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class C operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a broad range of U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength. At times, the Fund may focus its investments in the healthcare and/or technology sector.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

•	Market Risk. Overall stock market risks may affect the value of the Fund. Factors such asdomestic economic growth and market conditions, interest rate levels, climate-change and climate-related events, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Management Risk. If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and possible losses overall for the Fund.
•	Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-

cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

•	Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors.

Technology Sector Risk. Technology companies may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Risk Lose Money [Text]	rr_RiskLoseMoney	the Fund’s returns will vary and you could lose money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund’s Class A shares by showing changes in the Class A shares’ performance from year to year and by showing how the average annual returns of the Class A and Class shares for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301 or visit www.sparrowcapital.com.

The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 727-3301
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sparrowcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns as of December 31st 2011 4.23% 2012 11.80% 2013 37.23% 2014 -0.87% 2015 -0.97% 2016 -4.42% 2017 31.28% 2018 6.56% 2019 27.23% 2020 97.82%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The Fund’s Class A Share year-to-date performance as of September 30, 2021 was -6.45%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart for Class A, the highest return for a quarter was 52.20% (quarter ended June 30, 2020); and the lowest return was -25.72% (quarter ended December 31, 2018). Class A shares are sold subject to a sales load, which is not reflected in the bar chart. If the sales load was included, the returns would be less than those shown.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

* Class C shares commenced operations on January 3, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Fund’s Class A shares only, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

Class A C [Member] | Sparrow Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	13.87%
Class A C [Member] | Sparrow Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 748
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,579
Annual Return 2011	rr_AnnualReturn2011	4.23%
Annual Return 2012	rr_AnnualReturn2012	11.80%
Annual Return 2013	rr_AnnualReturn2013	37.23%
Annual Return 2014	rr_AnnualReturn2014	0.87%
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
Annual Return 2016	rr_AnnualReturn2016	(4.42%)
Annual Return 2017	rr_AnnualReturn2017	31.28%
Annual Return 2018	rr_AnnualReturn2018	6.56%
Annual Return 2019	rr_AnnualReturn2019	27.23%
Annual Return 2020	rr_AnnualReturn2020	97.82%
1 Year	rr_AverageAnnualReturnYear01	86.47%
5 Years	rr_AverageAnnualReturnYear05	25.97%
10 Years	rr_AverageAnnualReturnYear10	17.62%
Class A C [Member] | Sparrow Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	86.18%
5 Years	rr_AverageAnnualReturnYear05	25.08%
10 Years	rr_AverageAnnualReturnYear10	16.88%
Class A C [Member] | Sparrow Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	51.40%
5 Years	rr_AverageAnnualReturnYear05	21.11%
10 Years	rr_AverageAnnualReturnYear10	14.71%
Class A C [Member] | Sparrow Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,646
1 Year	rr_AverageAnnualReturnYear01	96.48%
5 Years	rr_AverageAnnualReturnYear05	26.79%
10 Years	rr_AverageAnnualReturnYear10